Organization and Business of Companies	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Business Description and Basis of Presentation [Text Block]

Note 1 – Organization and Business of Companies

 Asia Entertainment & Resources Ltd. (formerly CS China Acquisition Corp.) ("AERL" or the “Company”) was incorporated in the Cayman Islands on September 24, 2007 as a blank check company whose objective was to acquire, through a share exchange, asset acquisition or other similar business combination, an operating business, or control of such operating business through contractual arrangements, that has its principal operations located in People’s Republic of China (“PRC”, “China”).

On October 6, 2009, AERL entered into a Stock Purchase Agreement, subsequently amended on November 10, 2009, December 9, 2009, January 11, 2010 and April 18, 2011 (the “Agreement”), with Asia Gaming & Resort Limited and its wholly owned subsidiaries, (collectively “AGRL”) and Spring Fortune Investments Ltd (“Spring Fortune”) that provided for the acquisition by AERL from Spring Fortune of all of the outstanding capital stock of AGRL.  On February 2, 2010, the acquisition was consummated pursuant to the terms of the Agreement, and AGRL became a wholly owned subsidiary of AERL, as discussed in Note 9.  The operations of the AGRL's Promoter Companies are based in Macau, and are subject to Macau jurisdiction. The Company operates a gaming promotion business in VIP rooms located in hotels and casinos in Macau.

The acquisition has been accounted for as a “reverse merger” and recapitalization since the shareholder of AGRL (i) owns a majority of the outstanding ordinary shares of AERL, par value $0.0001 (the “Ordinary Shares”) immediately following the completion of the transaction, and (ii) has significant influence and the ability to elect or appoint or to remove a majority of the members of the governing body of the combined entity, and AGRL’s senior management dominates the management of the combined entity immediately following the completion of the transaction in accordance with the provision of Financial Accounting Standards Board Accounting Standards Codification (“FASB ASC”) Topic 805 "Business Combinations". Accordingly, AGRL is deemed the accounting acquirer in the transaction and, consequently, the transaction is treated as a recapitalization of AGRL. Accordingly, the assets and liabilities and the historical operations that are reflected in the financial statements are those of AGRL and its VIP gaming promoters (sometimes referred to as “The Promoter Companies”) and are recorded at the historical cost basis of AGRL and the VIP gaming promoters. AERL’s assets, liabilities and results of operations are consolidated with the assets, liabilities and results of operations of AGRL, its subsidiaries and the Promoter Companies subsequent to the acquisition.

AERL, its subsidiaries (including AGRL) and the VIP gaming promoters are collectively referred to as the "Group".

Upon the closing of the acquisition of AGRL by AERL, the Promoter Companies became variable interest entities (‘‘VIEs’’) of the subsidiaries of AGRL, which are the primary beneficiaries of the operations of the Promoter Companies through the profit interest agreements which were entered into on February 2, 2010 and agreements subsequent to that date.

On November 10, 2010, the Company entered into an agreement to acquire the right to 100% of the profit derived by King's Gaming Promotion Limited (“King's Gaming”) from the promotion of the Wenzhou VIP Room at the Venetian Hotel and Casino in Macau as discussed in Note 10.

On May 15, 2011 the Company opened a new VIP gaming room at Galaxy Resort Macau located in Cotai, Macau.

On June 16, 2011, the Company closed the VIP gaming room at the MGM Grand Hotel and Casino in Macau.

Current Macau laws do not allow non-Macau companies, such as AERL, to directly operate a gaming promotion business in Macau.   Consequently, AERL’s gaming promotion business is operated through a series of contractual arrangements, including profit interest agreements that enable the AGRL subsidiaries to receive substantially all of the economic benefits of the Promoter Companies and for AGRL to exercise effective control over the Promoter Companies.

Management’s determination of the appropriate accounting method with respect to the AGRL variable interest entities is based on FASB ASC Topic 810, “Consolidation of Variable Interest Entities". AGRL consolidates the VIEs because the equity investors in the Promoter Companies do not have the characteristics of a controlling financial interest and AERL through AGRL is the primary beneficiary and will disclose significant variable interests in VIEs of which it is not the primary beneficiary, if any.

In accordance with FASB ASC Topic 810 "Consolidations", the operations of the Promoter Companies are consolidated with those of AERL for all periods subsequent to the closing of the acquisition of AGRL by AERL. Prior to the closing of the acquisitions, all revenue and expenses of the Promoter Companies has been attributed to the former beneficiaries of the VIEs and has been disclosed as the prior owners' interest in pre-acquisition profit and has reduced income available to the ordinary shareholders.

AGRL Business

The following are the 100% owned subsidiaries of AGRL, which have relationships with the Promoter Companies (effective February 2, 2010 and agreements subsequent to that date).

Macau Operations

Foxhill Group Limited (‘‘Foxhill’’) was incorporated in the British Virgin Islands on February 15, 2007. The main asset of Foxhill is the right to 100% of the profit derived by Iao Pou Gaming Promotion Limited (“Iao Pou”) from the promotion of the Iao Kun VIP Room at the MGM Grand Hotel and Casino in Macau, pursuant to the profit interest agreement between Foxhill and Iao Pou.  Effective June 16, 2011, Iao Pou closed the VIP gaming room at the MGM Grand Hotel and Casino in Macau, to allow the Group to focus its resources at its other three VIP gaming rooms.

Kasino Fortune Investments Limited (“Kasino Fortune”) was incorporated on February 16, 2007.  The main asset of Kasino Fortune is the right to 100% of the profit derived by Sang Heng Gaming Promotion Company Limited (“Sang Heng”) from the promotion of the Iao Kun VIP Room at the Star World Grand Hotel and Casino in Macau, pursuant to the profit interest agreement between Kasino Fortune and Sang Heng.  From May 15, 2011 to July 1, 2011, Sang Heng operated a second VIP gaming room at the new Galaxy Resort Macau, which was subsequently transferred to Sang Lung Gaming Promotion Company Limited ("Sang Lung") effective July 1, 2011.

Billion Boom International Limited ("Billion Boom") was incorporated on November 1, 2007.  The main asset of Billion Boom is the right to 100% of the profit derived by King's Gaming from the promotion of the Wenzhou VIP Room at the Venetian Hotel and Casino in Macau, pursuant to the profit interest agreement between Billion Boom and King's Gaming.

Super Number Limited ("Super Number") was incorporated on April 11, 2011.  The main asset of Super Number is the right to 100% of the profit derived by Sang Lung from the promotion of the Iao Kun VIP Room at the Galaxy Macau Resort in Macau, pursuant to the profit interest agreement between Super Number and Sang Lung effective July 1, 2011.

During the year ended December 31, 2010, AGRL established AERL Company Limited (Macau) to perform certain executive management functions for the Promoter Companies.

Other Operations

Well Mount International Limited (“Well Mount”) was incorporated on November 1, 2007.  The main asset of Well Mount is the right to 100% of the profit derived by Doowell Limited (“Doowell”) from the promotion of the VIP gaming room at T.H.E. Hotel and Casino in Jeju the Republic of Korea, pursuant to the profit interest agreement between Well Mount and Doowell. The VIP gaming room at T.H.E. Hotel and Casino is currently not operating and both Well Mount and Doowell are presently inactive.

On November 14, 2009, Link Bond International Limited (“Link Bond”),  entered into a profit interest agreement with Champion Lion Limited (“Champion Lion”) relating to 100% of the profit derived by Champion Lion from the promotion of the VIP gaming room at the Unicorn Hyatt Regency Casino in Jeju the Republic of Korea. However, management has delayed the proposed expansion in Jeju due to the continued strength of the Macau VIP gaming market, and currently intends to increase its operations in Macau.

Profit Interest Agreements

Each Promoter Company has entered into an agreement with the Casino Operators and license holders to promote a VIP gaming room in the respective casino.  These agreements provide that the Promoter Company receives a commission or share in the net win/loss of the VIP gaming room.  Current Macau laws do not allow non-Macau companies, such as AERL, to directly operate a gaming promotion business in Macau.  Consequently, the Promoter Company enters into a profit interest agreement with a subsidiary of AGRL, providing for the assignment to the AGRL subsidiary of 100% of the profits derived by the Promoter Company from its promotion of the VIP gaming room.  The manner of calculation of the profit is set out in an exhibit to the profit interest agreement.  The profit interest agreements do not have expiration dates and continue conterminously with the operation of the respective VIP gaming rooms.

In addition to the assignment of the profit interest, each profit interest agreement provides that the VIP gaming promoter will not terminate its underlying agreement with the casino without AERL's consent and that it will at all times maintain all licenses, agreements and other permissions it requires to perform its obligations pursuant to such agreement.

In connection with the profit interest agreements, Messrs Lam Man Pou (Mr. Lam) (Chairman and Director of AERL and principal stockholder of AERL) and Vong Hon Kun (Mr. Vong) (Chief Operating Officer and Director of AERL) have agreed to make loans to AGRL for use by AGRL for working capital and to make loans to AGRL’s VIP gaming promoters of not less than $45,000,000. Prior to amendments made on April 18, 2011 (see Note 8), the funding commitment terminated at the end of the fiscal quarter that AGRL’s working capital was not less than $100,000,000, exclusive of any working capital provided by Messrs. Lam and Vong.  Messrs. Lam and Vong will also guarantee to AGRL the repayment of the loans made by AGRL to the VIP gaming promoters.  As amended on April 18, 2011 $60,000,000 of the loans owing to Messrs. Lam and Vong were converted into two $30,000,000 interest-free notes ($60,000,000 in the aggregate), expiring in April 2014, which are convertible into ordinary shares at a price of $20 per share at the option of the holder and callable at the Company's option at $20 per share if the closing price of its ordinary shares for any ten consecutive trading days exceeds $25 (see Note 8).

VIP Gaming Promoter Agreements

Sang Heng’s Gaming Representative (VIP Room Promoter) Agreement dated as of February 1, 2008 entered into between Galaxy Casino, S.A., and Sang Heng allowed for the sharing of profits as a gaming representative of Iao Kun VIP Room in Star World Hotel and Casino in Macau for the period from November 30, 2007 to December 31, 2008. Pursuant to an agreement in October 2009, both parties agreed that Sang Heng should be compensated in accordance with Order no. 83/2009, which provides the maximum commission for gaming activity of promotion of games at 1.25% of the rolling chip turnover. The agreement became effective on November 1, 2009. The agreement must be renewed annually.

King’s Gaming’s Gaming Representative (VIP Room Promoter) Agreement was entered into in  July 2008 between Venetian Macau S.A. and King's Gaming which allowed for the sharing of profits as a gaming representative of Wenzhou VIP Room in Venetian Hotel and Casino in Macau for the period ended December 31, 2008. The agreement was renewed in January 2009 for the period from January 1, 2009 to December 31, 2009. Pursuant to an agreement in September 2009, both parties agreed that King's Gaming should be compensated in accordance with Order no. 83/2009, which provides the maximum commission for gaming activity of promotion of games at 1.25% of the rolling chip turnover. The agreement became effective on November 1, 2009. The agreement automatically renews annually.

Sang Lung’s Gaming Representative (VIP Room Promoter) Agreement dated as of June 24, 2011 entered into between Galaxy Casino, S.A., and Sang Lung allowed for Sang Lung to be compensated in accordance with Order no. 83/2009, which provides the maximum commission for gaming activity of promotion of games at 1.25% of the rolling chip turnover. The agreement became effective on July 1, 2011. The agreement is expected to be renewed annually.

Iao Pou’s Gaming Representative (VIP Room Promoter) Agreement dated as of June 22, 2009 entered into between MGM Grand Hotel and Casino in Macau and Iao Pou allows for the sharing of profits as a Gaming Promoter of Iao Kun VIP Room in the MGM Grand Hotel and Casino in Macau for the period from June 22, 2009 to March 31, 2010. A new agreement was entered into on November 9, 2009 and was automatically renewed on January 1 for a one year period.  The Group closed the Iao Kun VIP Room on June 16, 2011 to focus its resources at its three other VIP gaming rooms and the Agreement was terminated.

Spring’s (as defined under “Operations of Promoter Companies” below) Gaming Representative (VIP Room Promoter) Agreement dated as of February 1, 2008 entered between Galaxy Casino, S.A., and Spring allowed for the sharing of profits as a gaming representative of Spring VIP Room in Grand Waldo Hotel and Casino for the period from August 9, 2007 to December 31, 2008. The agreement was renewed on March 29, 2009 for the period from January 1, 2009 to December 31, 2009.  The agreement was terminated effective May 30, 2009, when the Spring VIP Room was closed.

Doowell’s Gaming Promotion (VIP Room Promoter) Agreement dated as of January 18, 2008 entered between Gillmann Investments Asia, Ltd (“GIA”) and Doowell allows for the sharing of profits as a gaming promoter of a VIP gaming room in the Nam Seoul Plaza Hotel and Casino (now called T.H.E. Hotel and Casino) located on Jeju. The Doowell Agreement no longer in effect and Doowell is inactive.

Operations of Promoter Companies

VIP gaming rooms are well appointed suites generally located within a large casino and serve the purpose of providing luxury accommodations and privacy exclusively for the high-tier gaming patrons.

The following is a summary of the VIP gaming promoters and their predecessors:

Macau Promoter Companies

Sang Heng was a sole proprietorship, owned by Mr. Lam.  The operations of Sang Heng VIP Room were to promote a VIP gaming room at the Grand Waldo Hotel and Casino located on the Cotai in Macau. Sang Heng VIP Room was licensed by the Macau SAR as a gaming promoter to promote the VIP gaming room and commenced operation on May 22, 2006.  It operated until August 8, 2007, at which point the operations were transferred to Sang Heng, which continued to promote the Sang Heng VIP Room. In December 2007, Sang Heng relocated the operations of the VIP gaming room at the Grand Waldo Hotel and Casino to the Iao Kun VIP Room at the Star World Hotel and Casino, located in downtown Macau.

Spring VIP Room was a sole proprietorship, owned by Mr. Lam.  The operations of Spring VIP Room were to promote a VIP gaming room at the Grand Waldo Hotel and Casino located on the Cotai in Macau. Spring VIP Room was licensed by the Macau SAR as a gaming promoter to promote the VIP gaming room and commenced operation on May 25, 2006. It operated until August 8, 2007, at which point the operations were transferred to Spring Gaming Promotion Company Limited (“Spring”), which continued to promote the Spring VIP Room until May 30, 2009. In June 2009, the operations of the Spring VIP Room at the Grand Waldo and Casino were relocated to the Iao Kun VIP Room at the MGM Grand Hotel and Casino, located in downtown Macau.

At the request of Galaxy S.A., the primary concessionaire for Star World Hotel and Casino, Mr. Lam and Mr. Zheng Anting (former Operating Officer and shareholder of the Company) incorporated Iao Pou in Macau SAR, with Mr. Zheng as the major shareholder and promotion license holder, to promote the MGM Grand Hotel and Casino Iao Kun VIP Room located in downtown Macau. Iao Pou is licensed by the Macau SAR as a gaming promoter to promote the VIP gaming room. The Group closed the Iao Kun VIP Room on June 16, 2011 to focus its resources at its three other VIP gaming rooms.

King’s Gaming was incorporated in Macau on April 15, 2008, owned by Mr. Mok Chi Hung ("Mr. Mok") and Mr. Wong Hon Meng ("Mr. Wong"), who collectively own 100% of the equity interests of King's Gaming. Mr. Wong is the brother of Mr. Vong. Mr. Wong owns 4% of the equity interests of King's Gaming.  The operations of King’s Gaming are to promote the Wenzhou VIP Room at the Venetian Hotel and Casino located on the Cotai in Macau. King's Gaming was licensed by the Macau SAR as a gaming promoter to promote the VIP gaming room and commenced operation in September 2008.

Sang Lung was incorporated in Macau on March 28, 2011, owned by Mr. Lam and Mr. Vong, who collectively own 100% of the equity interests of Sang Lung.  The operations of Sang Lung are to promote the Iao Kun VIP Room at the Galaxy Macau Resort located on the Cotai in Macau. Sang Lung was licensed on June 3, 2011 by the Macau SAR as a gaming promoter to promote the VIP gaming room and commenced operation on July 1, 2011. Prior to July 1, 2011 the VIP gaming room was promoted by Sang Heng.

Other Promoter Companies

Doowell is a British Virgin Islands limited company incorporated under the BVI Business Companies Act, 2004 (No. 16 of 2004), owned by Mr. Lam. Doowell promoted the Iao Kun VIP Room at T.H.E. Hotel and Casino (formerly Nam Seoul Plaza Hotel and Casino), a luxury hotel located in Jeju. T.H.E. Hotel and Casino had a trial opening in May 2008.  Doowell had limited activity during 2009 and no activity during 2010 and 2011. The Company is delaying its proposed expansion in Jeju because the continued strength of the Macau VIP gaming market makes it desirable to continue to increase its efforts there. Also, the favorable risk/reward of the commission model in Macau offers more stability than the capital risk of the win/loss split model used in Jeju. Management is evaluating the continuation of operations.

Champion Lion is a British Virgin Islands limited company incorporated under the BVI Business Companies Act, 2004 (No. 16 of 2004), owned by Mr. Vong  and Leong Siak Hung (Chief Executive Officer and Director of AERL). Champion Lion was established to promote the VIP gaming room at the Unicorn Hyatt Regency Casino, a luxury hotel located on Jeju.  Champion Lion has had no activity since incorporation.